Acquisitions	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Acquisitions	Acquisitions
23.1 Acquisition of RLS (USA) Inc.
On January 28, 2025 Telix completed the acquisition of RLS (USA) Inc. (RLS), a radiopharmacy network distributing PET,
SPECT and therapeutic radiopharmaceuticals. The acquisition of RLS is aligned to Telix’s investment strategy around vertically integrated supply chain, manufacturing, and distribution, further enabling the delivery of future clinical and commercial radiopharmaceutical products.
The total consideration is $240,921,000 of which $225,171,000 was paid in cash. A further $15,750,000 is payable in cash, contingent on achievement of certain milestones related to demonstration of accretive financial and operational performance during the four-quarters following closing.
The following table summarizes the consideration paid for RLS, the fair value of assets acquired and liabilities assumed at the acquisition date.

	Fair value
Consideration	US$'000	1.
Cash paid	225,171
Contingent consideration	15,750
Total consideration	240,921
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	4,509
Trade and other receivables	22,848
Other current assets	12,063
Inventories	3,676
Property, plant and equipment	5,051
Intangible assets	806
Investment in sub-lease	1,635
Right-of-use assets	49,699
Trade and other payables	(32,339)
Contingent or deferred consideration	(8,124)
Lease liabilities	(52,008)
Total identifiable assets and liabilities	7,816
Fair value adjustments
Customer relationships	60,400
Brand name	29,800
Radiopharmacy licenses	15,400
Deferred tax liabilities	(27,456)
Deferred tax asset	11,301
Total fair value adjustments	89,445
Goodwill	143,660
Total	240,921
Following the finalization of the purchase price accounting, goodwill increased by $13,173,000 from the provisional fair value reported as at June 30, 2025 for the reasons below:
•post acquisition net working capital changes of $2,816,000, and
•reduction of deferred tax asset by $10,357,000 following the completion of the formal tax analysis assessing the recoverability of the acquired carried forward tax tax losses.
The goodwill arising is attributable to the acquired workforce, anticipated future cost savings from utilizing RLS'
radiopharmaceutical distribution capabilities and synergies of integrating the business within the Group. The goodwill arising from the acquisition has been allocated to each radiopharmacy which operate as separate CGUs (refer to note 21 for further details).
Fair value adjustments have been recognized for acquisition-related intangible assets and related deferred tax.
The useful economic lives of each of these acquisition-related intangible assets is as follows:

Acquired intangible asset	Useful economic life
Customer relationships	20 years
Brand name	10 years
Licenses	10 years
Significant estimates used in purchase price accounting
The Group has used the multi-period excess earnings method and the relief from royalty method, which are a form of the income approach, in estimating the fair value of customer relationships and the brand name acquired, respectively when allocating the purchase consideration paid for the acquisition.
The estimates of the customer relationships and the brand name involve significant judgment by management in making cash flow projections for the intangible assets acquired and include significant assumptions with measurement uncertainty, such as:
•the revenue growth rates, earnings before interest and taxes ("EBIT") margin, and discount rate for customer relationships, and
•revenue growth rates, royalty rate, and discount rate for the brand name.
RLS contributed $170,088,000 in revenue and a net loss of $8,767,000 towards the Group’s loss before tax attributable to equity holders of the parent for the period after the date of acquisition.
Had the acquisition of RLS been completed on the first day of the 2025 financial year, Group revenues would have been approximately $13,607,000 higher and Group loss before tax attributable to equity holders of the parent would have been approximately $1,484,000 higher.
23.2 Acquisition of ImaginAb, Inc.
On January 30, 2025 Telix completed the acquisition of a pipeline of next generation therapeutic candidates, proprietary novel biologics technology platform, and a protein engineering and discovery research facility to enhance existing innovation capabilities from antibody engineering company ImaginAb, Inc.
The upfront purchase price for the transaction was $67,116,000 which comprised $10,000,000 in cash and 29,895,000 in equity through the issue of 2,053,311 fully paid ordinary Telix shares in January 2025 at a share price of $14.56 per share. A further $60,000,000 in Milestone Rights, or performance rights, is payable in cash and/or in ordinary shares, upon achievement of certain clinical milestones. The purchase price also includes a deferred amount payable of
$3,472,000 (up to a maximum of $4,000,000 in equity) at the conclusion of a 15-month indemnity period.
Upon achievement of specific key development and commercial milestones, Telix will pay up to a total of $185 million, a portion of which may be paid in cash or equity at Telix’s election. Royalties are also payable on net sales in the low single digits on a limited number of platform and early-stage products after the first four products have been developed, as well as single-digit sublicense fees, as applicable. The acquisition has been allocated to the Therapeutics operating segment.
The Group has assessed that the acquisition does not meet the definition of a business in IFRS 3/AASB 3 Business
Combinations as the Group concluded that the acquisition does not include a self-sustaining substantive process capable of generating outputs. The assets acquired are discovery stage assets and the process of transforming them into commercially available products remains undeveloped and incomplete at the acquisition date. On this basis, the
Group has concluded that the components acquired will be treated as an asset acquisition.
The performance rights associated with the development milestones have been recognized as an equity settled share-
based payment at a fair value of $23,160,000 which has been included in the fair value of intellectual property. Each milestone associated with the rights has a fixed dollar amount which can be settled either in cash or shares. The fair value of the performance rights was determined based on management’s assessment of the likelihood of each milestone being reached against the fixed dollar amount for that milestone. The likelihood of the milestones being attained are considered non-vesting conditions as there are no further services or obligations of the counterparty, thus being reflected in the fair value.
The following table summarizes the consideration paid for ImaginAb, the fair value of assets acquired and liabilities assumed at the acquisition date.

	Fair value
Consideration	US$'000	1.
Cash paid	10,000
Performance rights issued	23,160
Equity issued	29,895
Acquisition related costs	589
Deferred payment	3,472
Total consideration	67,116
Recognized amounts of identifiable assets acquired and liabilities assumed
Property, plant and equipment	105
Right-of-use assets	629
Intellectual property	25,866
Licenses	41,145
Lease liabilities	(629)
Total identifiable assets and liabilities	67,116
Acquisition-related intangible assets of $25,866,000 relate to the valuation of the acquired ImaginAb therapeutic candidate intellectual property and $41,145,000 associated with a perpetual license for the targeting technology platform. The useful economic life of the intellectual property has not been assessed at the acquisition date, as the intellectual property is not available for commercial use until regulatory approval has been obtained.
23.3 Acquisition of FAP targeting candidates
On March 12, 2025 Telix entered into an asset purchase and exclusive worldwide in-license agreements for a suite of clinically validated FAP-targeting therapeutic and precision medicine (diagnostic) radiopharmaceutical candidates.
At closing Telix entered into an exclusive worldwide license agreement with a German company controlled by Professor
Frank Roesch, SCV GmbH, and a concurrently-signed asset purchase agreement with German company Medianezia
GmbH, which collectively hold the intellectual property rights to the FAP assets.
Telix paid €5,300,000 (US$5,774,000) in cash (in addition to €700,000 (US$747,000) paid upfront at agreement signing); and will pay a further €4,000,000 (US$4,354,000) in cash in the 12 months following entry into the agreements, subject to potential indemnity set-off. Telix will pay up to a further €132,000,000 (US$154,651,200) contingent upon achievement of certain clinical development and regulatory milestones related to both the diagnostic and therapeutic candidates under both agreements. An additional €20,000,000 (US$23,432,000) will be payable under the license agreement on achievement of certain commercial milestones related to the diagnostic product; as well as royalties on net sales in the low to mid-single digits on the diagnostic product and an earlier formulation of the therapeutic product, if used.
The Group has assessed that the acquisition does not meet the definition of a business in IFRS 3/AASB 3 Business
Combinations as the Group concluded that the acquisition does not include a self-sustaining substantive process capable of generating outputs. On this basis, the Group has concluded that the components acquired will be treated as an asset acquisition.
Contingent consideration in connection with the purchase of individual assets outside of business combinations is recognized as a financial liability only when the non-contingent obligation arises (i.e. when milestone is met). The determination of whether the payment should be capitalized or expensed is usually based on the reason for the contingent payment.
For the acquisition of the FAP targeting candidates, contingent payments based on regulatory approvals received (i.e.
development milestones) will be capitalized as the payments are incidental to the acquisition and making the asset available for its intended use. Contingent payments associated with sales related milestones will be expensed.
The fair values of identifiable assets on acquisition are outlined below:

	Fair value
Consideration	US$'000	1.
Cash paid	6,521
Acquisition related costs	31
Deferred payment	4,354
Total consideration	10,906
Recognized amounts of identifiable assets acquired and liabilities assumed
Intellectual property	6,544
License agreement	4,362
Total identifiable assets and liabilities	10,906
23.4 Acquisition of  ARTMS, Inc.
On 11 April 2024 Telix completed the acquisition of radioisotope production technology firm ARTMS, Inc. (ARTMS). During the period the Group finalised the purchase price allocation associated with the ARTMS acquisition. The adjustments to the acquired assets and liabilities and resultant goodwill were as follows:

		Fair value
Identifiable assets and liabilities	Increase or decrease	US$'000
Intellectual property	Increase	18,759
Deferred tax liabilities	Increase	(4,731)
Goodwill	Decrease	14,028